Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	$ 139	$ 146	$ 395	$ 431	$ (337)	$ 239	$ 587
Current income taxes:
Irish corporation tax					0	0	1
US federal tax					0	0	(30)
US state and local taxes					1	1	0
UK corporation tax					(2)	(33)	54
Other jurisdictions					41	42	41
Total current taxes					40	10	66
Non-current taxes:
US federal tax					3	5	(3)
US state and local taxes					0	0	(3)
UK corporation tax					4	(4)	0
Other jurisdictions					0	4	3
Total non-current taxes					7	5	(3)
Deferred taxes:
US federal tax					(44)	(6)	57
US state and local taxes					(41)	1	9
Effect of additional US valuation allowance					113	0	0
UK corporation tax					27	20	3
Other jurisdictions					(1)	2	8
Total deferred taxes					54	17	77
Total income tax	29	36	77	104	101	32	140
Ireland
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
(Loss) Income from continuing operations before income taxes and interest in earnings of associates					(47)	(39)	3
US
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
(Loss) Income from continuing operations before income taxes and interest in earnings of associates					(615)	(25)	84
UK
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
(Loss) Income from continuing operations before income taxes and interest in earnings of associates					25	(58)	183
Other jurisdictions
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
(Loss) Income from continuing operations before income taxes and interest in earnings of associates					$ 300	$ 361	$ 317